Organization	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization
1.	Organization

LV Futures Fund L.P. (“LV”) and Meritage Futures Fund L.P. (“Meritage”) (individually, a “Partnership”, or collectively, the “Partnerships” or the “Profile Series”) were formed on February 22, 2007, under the Delaware Revised Uniform Limited Partnership Act, as multi-advisor commodity pools created to profit from the speculative trading of domestic commodities, and foreign commodity futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and futures contracts, spot (cash) commodities and currencies, exchange of futures contracts for physicals transactions, exchange of physicals for futures contracts transactions, and any rights pertaining thereto (collectively, “Futures Interests”) (refer to Note 4, “Financial Instruments of the Trading Companies”). Each Partnership invests substantially all of its assets in multiple affiliated trading companies (each, a “Trading Company” or collectively, the “Trading Companies”), each of which allocates substantially all of its assets in the trading program of an unaffiliated commodity trading advisor (each, a “Trading Advisor” or collectively, the “Trading Advisors”), each of which is registered with the Commodity Futures Trading Commission (“CFTC”) and makes investment decisions for each respective Trading Company.

Each Partnership commenced trading operations on August 1, 2007, in accordance with the terms of its limited partnership agreement, as may be amended from time to time (the “Limited Partnership Agreement”).

Ceres Managed Futures LLC, a Delaware limited liability company, serves as each Partnership’s general partner and commodity pool operator and as each Trading Company’s trading manager and commodity pool operator (the “General Partner”, “Ceres” or the “Trading Manager”, as the context requires). Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). MSSBH is wholly-owned indirectly by Morgan Stanley. Prior to June 28, 2013, Citigroup Inc. was the indirect minority owner of MSSBH. Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”) and serves as the placement agent (“Placement Agent”) to the Partnerships. Morgan Stanley & Co. LLC (“MS&Co.”) acts as each Trading Company’s clearing commodity broker. MS&Co. is referred to as the “Commodity Broker”. Each Trading Company’s over-the-counter foreign exchange spot, option and forward contract counterparty is MS&Co., to the extent that a Trading Company trades such contracts. Morgan Stanley Wealth Management is a principal subsidiary of MSSBH. MS&Co. is a wholly-owned subsidiary of Morgan Stanley.

As of December 31, 2015 and 2014, all trading decisions were made for Meritage by GAM International Management Limited (“GAM”), Altis Partners (Jersey) Limited (“Altis”), Aspect Capital Limited (“Aspect”), Boronia Capital Pty. Ltd. (“Boronia”), Blenheim Capital Management, L.L.C. (“Blenheim”) and Transtrend B.V. (“Transtrend”), each of which is a Trading Advisor. As of December 31, 2015 and 2014, all trading decisions were made for LV by GAM, Boronia and Transtrend. References herein to the Trading Advisor or the Trading Advisors may also include, as relevant, Rotella Capital Management, Inc. (“Rotella”), Kaiser Trading Group Pty. Ltd. (“Kaiser”), Winton Capital Management Limited (“Winton”), Man-AHL (USA) Ltd. (“Man-AHL”), Chesapeake Capital Corporation (“Chesapeake”) and GLC Ltd. (“GLC”).

As of December 31, 2015 and 2014, the Trading Companies consisted of Morgan Stanley Smith Barney Augustus I, LLC ( “Augustus I, LLC”), Morgan Stanley Smith Barney Altis I, LLC (“Altis I, LLC”), Morgan Stanley Smith Barney Aspect I, LLC (“Aspect I, LLC”), Morgan Stanley Smith Barney Boronia I, LLC (“Boronia I, LLC”), Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”) and Morgan Stanley Smith Barney TT II, LLC (“TT II”). References herein to the Trading Company or the Trading Companies may also include, as relevant, Morgan Stanley Smith Barney Rotella I, LLC (“Rotella I, LLC”), Morgan Stanley Smith Barney Kaiser I, LLC (“Kaiser I, LLC”), Morgan Stanley Smith Barney WNT I, LLC (“WNT I, LLC”), Morgan Stanley Smith Barney AHL I, LLC (“AHL I, LLC”), Morgan Stanley Smith Barney Chesapeake Diversified I, LLC (“Chesapeake I, LLC”) and Morgan Stanley Smith Barney GLC I, LLC (“GLC I, LLC”).

Prior to February 29, 2012, units of limited partnership interest (“Units”) of each Partnership were offered in four classes in a private placement pursuant to Regulation D under the Securities Act of 1933, as amended. Depending on the aggregate amount invested in each Partnership, limited partners received class A, B, C or D Units in each Partnership (each a “Class” and collectively the “Classes”). Certain limited partners who are not subject to the ongoing placement agent fee are deemed to hold Class Z Units. Ceres received Class Z Units with respect to its investment in each Partnership. Effective February 29, 2012, Class B and Class C Units are no longer being offered to new investors but continue to be offered to existing Class B and Class C investors.

As of December 31, 2015, 2014 and 2013, there were no Class D Units outstanding in LV and in Meritage.

Ceres is not required to maintain any investment in the Partnerships, and may withdraw any portion of its interest in the Partnerships at any time, as permitted by each Limited Partnership Agreement. In addition, Class Z Units are only being offered to certain individuals affiliated with Morgan Stanley at Ceres’ sole discretion. Class Z Unit holders are not subject to paying the ongoing placement agent fee (as defined in Note 2, “Basis of Presentation and Summary of Significant Accounting Policies”).

During June 2015, the General Partner determined to invest a portion of the Partnerships’ and the Trading Companies’ excess cash (the Partnerships’ and the Trading Companies’ assets not used for futures interest trading or required margin for such trading) in United States (“U.S.”) Treasury bills and/or other permitted investments. The Trading Companies receive interest on U.S. Treasury bills at the relevant coupon rate. There will be no change to the treatment of the excess cash not invested in U.S. Treasury bills or other permitted investments. The General Partner intends to hold the U.S. Treasury bills until maturity, but in the event that the General Partner is required to liquidate U.S. Treasury bills before they mature, to meet redemption requests or otherwise, the Partnerships and the Trading Companies may incur a loss on such U.S. Treasury bills and/or may be subject to additional fees or other costs. The General Partner will endeavor to maintain sufficient cash in the Partnerships’ and the Trading Companies’ accounts in order to avoid early liquidation of U.S. Treasury bills. The General Partner may also determine to invest up to all of the Partnerships’ and the Trading Companies’ assets in money market mutual funds managed by Morgan Stanley or its affiliates.

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory, reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of the Partnerships. The General Partner pays or reimburses the Partnerships and the Trading Companies, from the Administrative Fee (defined in Note 2g) it receives, the ordinary administrative expenses of the Partnerships and the Trading Companies. This includes the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.